Convertible Debt - Schedule of Convertible Note (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Principal amount	$ 350,000
Less: unamortized debt discount	(295,312)
Convertible note payable, net	$ 54,688